Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Investment, Fair Value	The following table sets forth, by level within the fair value hierarchy, the Plan's investments, at fair value:

	Investments, at Fair Value as of
	December 31, 2025
	Level 1	Level 2	Total
Mutual Funds	$298,713,143	$—	$298,713,143
Self-directed Brokerage Account	16,174,892	—	16,174,892
Common Stock	2,491,300	—	2,491,300
Money Market Funds	7,644,077	—	7,644,077
Collective Investment Trusts	—	36,842,007	36,842,007
Investments measured at fair value	325,023,412	36,842,007	361,865,419
Investments measured at NAV as a practical expedient (a)			18,014,116
Total investments, at fair value			$379,879,535

	Investments, at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Total
Mutual Funds	$303,974,251	$—	$303,974,251
Self-directed Brokerage Account	12,329,390	—	12,329,390
Common Stock	4,886,191	—	4,886,191
Money Market Funds	7,894,825	—	7,894,825
Collective Investment Trusts	—	—	—
Investments measured at fair value	329,084,657	—	329,084,657
Investments measured at NAV as a practical expedient (a)			7,644,146
Total investments, at fair value			$336,728,803

    (a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.